Statements of Stockholders' Deficit (USD $)	Issued with Convertible Notes Payable [Member] Additional Paid-in Capital [Member]	Issued with Convertible Notes Payable [Member]	Issued to Placement Agents and Subagents [Member] Additional Paid-in Capital [Member]	Issued to Placement Agents and Subagents [Member]	Conversion of Convertible Notes and Accrued Interest [Member] Common Stock [Member]	Conversion of Convertible Notes and Accrued Interest [Member] Additional Paid-in Capital [Member]	Conversion of Convertible Notes and Accrued Interest [Member]	Conversion of Series A Preferred Stock [Member] Convertible Preferred Stock [Member]	Conversion of Series A Preferred Stock [Member] Common Stock [Member]	Conversion of Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2009											$ 7,965,000	$ 54,551	$ 25,794,862	$ (1,679,234)	$ (42,022,964)	$ (9,887,785)
Balances (in Shares) at Dec. 31, 2009											7,965,000	5,129,280
Employee share-based compensation													245,462			245,462
Beneficial conversion feature of convertible notes payable													834,555			834,555
Warrants issued													120,218			120,218
Elimination of fractional shares resulting from the reverse stock split												(1)	(514)			(515)
Elimination of fractional shares resulting from the reverse stock split (in Shares)												(103)
Issuance of common stock in payment of director fees												165	29,584			29,749
Issuance of common stock in payment of director fees (in Shares)												16,527
Issuance of common stock in connection with the sale of unit securities												107,143	2,668,157			2,775,300
Issuance of common stock in connection with the sale of unit securities (in Shares)												10,714,286
Net loss for the year															(9,454,235)	(9,454,235)
Balances at Dec. 31, 2010											7,965,000	161,858	29,692,324	(1,679,234)	(51,477,199)	(15,337,251)
Balances (in Shares) at Dec. 31, 2010											7,965,000	15,859,990
Employee share-based compensation													989,902			989,902
Beneficial conversion feature of convertible notes payable													163,633			163,633
Exercise of options and warrants												2,250				2,250
Exercise of options and warrants (in Shares)												225,000
Warrants issued													649,734			649,734
Net loss for the year															(8,311,411)	(8,311,411)
Balances at Dec. 31, 2011											7,965,000	164,108	31,495,593	(1,679,234)	(59,788,610)	(21,843,143)
Balances (in Shares) at Dec. 31, 2011											7,965,000	16,084,990
Employee share-based compensation													1,168,034			1,168,034
Beneficial conversion feature of convertible notes payable													383,204			383,204
Exercise of options and warrants												6,388	87,963			94,351
Exercise of options and warrants (in Shares)												638,832				14,000
Warrants issued	383,204	383,204	237,299	237,299
Conversion of convertible securities into common stock					163,977	11,216,232	11,380,209	(7,965,000)	79,650	7,885,350
Conversion of convertible securities into common stock (in Shares)					16,397,727			(7,965,000)	7,965,000
Non-employee share based compensation													863,257			863,257
Common stock issued in exchange for settlement of software license obligations												15,000	1,647,500			1,662,500
Common stock issued in exchange for settlement of software license obligations (in Shares)												1,500,000
Issuance of common stock in payment of director fees												519	124,106			124,625
Issuance of common stock in payment of director fees (in Shares)												51,928
Issuance of common stock in connection with the sale of unit securities												54,545	5,461,950			5,516,495
Issuance of common stock in connection with the sale of unit securities (in Shares)												5,454,523
Net loss for the year															(5,707,136)	(5,707,136)
Balances at Dec. 31, 2012												$ 484,187	$ 60,953,692	$ (1,679,234)	$ (65,495,746)	$ (5,737,101)
Balances (in Shares) at Dec. 31, 2012												48,093,000